February  8, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


ATTN: Mark Cowan
Document Control - EDGAR

RE:   AXP Variable Portfolio - Partners Series, Inc.
               RiverSource Variable Portfolio - Fundamental Value Fund

      Post-Effective Amendment No. 14
      File No.:         333-61346/811-10383

Dear Mr. Cowan:

Registrant is filing Post-Effective Amendment No. 14 on Form N-1A pursuant to Rule 485(a)(2) for the purpose of adding a new fund to AXP Variable Portfolio - Partners Series, Inc. This post-effective amendment shall become effective on the seventy-fifth day after filing.

In accordance with SEC Release No. IC-13768 (February 15, 1984), the above referenced Registrant requests selective review of its Registration Statement. This selective review request is made because the Registration Statement is similar to prior filings by the same fund complex.

With the exception of the sections listed in the following table, all sections of the prospectus and Statement of Additional Information (SAI) are identical or substantially similar to the following RiverSource fund and have been previously reviewed by the staff:

RiverSource Variable Portfolio - Select Value Fund, a series of AXP Variable Portfolio - Partners Series, Inc. (File No. 333-61346)

Exceptions:
      Prospectus:
          Objective
          Principal Investment Strategy
          Principal Risks
          Past Performance
          Fees and Expenses
          Fund Management and Compensation (Portfolio Manager(s))
      SAI:
          Fundamental and Nonfundamental Investment Policies
          Investment Strategies and Types of Investments

If you have any questions, please contact Christopher O. Petersen at 612-671-4321 or Anna Butskaya at 612-671-4993.

Sincerely,


/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

Enclosure: Post-Effective Amendment No. 14
           File No.: 333-61346/811-10383